Investment properties, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment properties, net [Line Items]
Investment properties, net	₩ 488,610	₩ 474,820	₩ 418,303
Acquisition cost
Investment properties, net [Line Items]
Investment properties, net	605,773	579,852
Accumulated depreciation
Investment properties, net [Line Items]
Investment properties, net	₩ (117,163)	₩ (105,032)